Related Party (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Related party salary	$ 12,600	$ 12,600	$ 50,400	$ 50,400
Cost of sales	5,182	6,764	22,089	13,762
Consulting	8,400	8,400	41,000	41,000
Website Design Service [Member]
Cost of sales	$ 4,200	$ 4,200	22,498	$ 22,498
Technology Service [Member] | Chief Executive Officer [Member]
Cost of expenses			$ 13,762